Other Assets - Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Customer financing receivables, net	$ 109,773	$ 137,136
Other receivables	104,689	102,585
Prepaid royalties	65,375	53,293
Prepaid expenses	36,838	33,710
Jackpot investments	693	26,690
Other	107,359	70,287
Total other current assets	$ 424,727	$ 423,701